INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($)
Deferred tax assets	$ 4,152,800
Net operating loss carryforwards	$ 4,152,800
Expire date	2035
Maximum [Member]
Corporate income tax rate	34.00%
Minimum [Member]
Corporate income tax rate	21.00%